Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Canadian	$ 631	$ 592
Foreign	2,320	2,393
Income before income taxes, Total	$ 2,951	$ 2,985